3. Investment Securities Available-For-Sale	12 Months Ended
Dec. 31, 2013
Investment Securities Available-For-Sale
Investment Securities Available-For-Sale

The amortized cost and market value of securities available-for-sale are as follows:

	2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	$ 9,795	51	309	$ 9,537
Mortgage backed securities	30,984	190	434	30,740
Pooled Trust Preferred	-	-	-	-
Single Issue Trust Preferred	907	-	24	883
SBA Pools	14,396	30	767	13,659
SLMA	500	-	1	499
	$ 56,582	$ 271	$ 1,535	$ 55,318

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

State and political subdivisions	11,708	302	25	11,985
Mortgage backed securities	27,120	531	9	27,642
Pooled Trust Preferred	3,879	-	3,585	294
Single Issue Trust Preferred	908	-	22	886
SBA Pools	16,119	34	62	16,091
SLMA	500	2	-	502
	$ 60,234	$ 869	$ 3,703	$ 57,400

The following tables presents the age of gross unrealized losses and fair value by investment category:

	December 31, 2013
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ 4,812	$ 144	$ 849	$ 165	$ 5,661	$ 309
Mortgage-backed securities	16,586	308	1,733	126	18,319	434
Pooled Trust Preferred Securities	-	-	-	-	-	-
Single Issue Trust Preferred	-	-	883	24	883	24
SBA Pools	7,273	482	4,802	285	12,075	767
SLMA	499	1	-	-	499	1

Total	$ 29,170	$ 935	$ 8,267	$ 600	$37,437	$ 1,535

The total number of investment securities in a loss position at December 31, 2013 was 52.

	December 31, 2012
	Less Than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

State and political subdivisions	$ 1,352	$ 25	$ -	$ -	$ 1,352	$ 25
Mortgage-backed securities	496	9	-	-	496	9
Pooled Trust Preferred Securities	-	-	294	3,585	294	3,585
Single Issue Trust Preferred	-	-	886	22	886	22
SBA Pools	9,073	59	1,707	3	10,780	62
SLMA	-	-	-	-	-	-
Total	$ 10,921	$ 93	$ 2,887	$ 3,610	$13,808	$ 3,703

The total number of investment securities in a loss position at December 31, 2012 was 27.

The Company assesses securities for OTTI quarterly by reviewing credit ratings, financial and regulatory reports as well as other pertinent financial indicators published. As of December 31, 2013 and 2012, the Company's assessment revealed no impairment other than that deemed temporary.

Investment securities available-for-sale with a carrying value of $40,077 and $41,994 at December 31, 2013 and 2012 respectively, and a market value of $39,889 and $42,718 at December 31, 2013 and 2012, respectively, were pledged as collateral on public deposits, FHLB advances and for other purposes as required or permitted by law.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2013 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value

Due in one year or less	$ 500	$ 499
Due after one year through five years	125	128
Due after five years through ten years	3,631	3,632
Due after ten years	21,342	20,319
	25,598	24,578

Mortgage-backed securities	30,984	30,740
	$ 56,582	$ 55,318

For the years ended December 31, 2013 and 2012, proceeds from sale of securities were $4,367 and $11,557, respectively. Gross realized gains and losses on investment securities available for sale were as follows:

	2013	2012

Realized gains	$ 575	$ 663
Realized losses	(1,333)	-
Net gains (losses)	$ (758)	$ 663